Filed Pursuant to Rule 497(e)
                                                    1933 Act File No. 333-83951
                                                    1940 Act File No. 811-09497



                   RISING DIVIDEND GROWTH FUND (the "Fund")
                             a series of shares of
               EASTERN POINT ADVISORS FUNDS TRUST (the "Trust")




                         Supplement dated July 19, 2004
                  to the Statement of Additional Information
                              Dated March 5, 2004



THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT SAI AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

1. The following disclosure is being added to the section entitled "Taxes", after the paragraph "Distributions" currently presented on page 19:

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid quarterly. The Fund intends to distribute annually any net capital gains.




                       PLEASE RETAIN FOR FUTURE REFERENCE